Short-term Investments and Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Financial Instruments [Abstract]
Short-term Investments and Financial Instruments
(6)	Financial Instruments

The fair value guidance requires fair value measurements be classified and disclosed in one of the following three categories:

•	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
•	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability;
•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2012 and March 31, 2013 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2012
Assets:
Cash and cash equivalents	$7,536	$—	$—	$7,536

Liabilities:
Derivative liability	$—	$—	$2,449	$2,449
Embedded derivative liability	—	—	276	276
Warrant liability	—	—	6,178	6,178
	$—	$—	$8,903	$8,903

At March 31, 2013:
Assets:
Cash and cash equivalents	$2,857	$—	$—	$2,857

Liabilities:
Derivative liability	$—	$—	$2,786	$2,786
Embedded derivative liability	—	—	273	273
Warrant liability	—	—	6,038	6,038
	$—	—	$9,097	$9,097

The reconciliation of derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Call Option
Balance at January 1, 2013	$2,449
Change in fair value of derivative liability	337
Balance at March 31, 2013	$2,786

The fair value of the derivative liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See Note 11 for further discussion of the derivative liability.

The reconciliation of the Conversion Option measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Conversion Option
Balance at January 1, 2013	$276
Change in fair value of derivative liability	(3)
Balance at March 31, 2013	$273

The fair value of the embedded derivative liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See Note 11 for further discussion of the embedded derivative liability.

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	2011 Warrants	2012 Warrants	Total
Balance at December 31, 2012	$2,378	$3,800	$6,178
Exercise of warrants	(15)	—	(15)
Change in fair value of warrant liability	(246)	121	(125)
Balance at March 31, 2013	$2,117	$3,921	$6,038

The fair value of the warrant liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See Note 12 for further discussion of the warrant liability.

Certain assets and liabilities, including property and equipment, severance benefits and the lease liability, are measured at fair value on a nonrecurring basis. These assets and liabilities are recognized at fair value when they are deemed to be impaired or in the period in which the liability is incurred.

(5)            Short-term Investments and Financial Instruments

As of December 31, 2012, the Company had no short-term investments. As of December 31, 2011, short-term investments consisted of investments in commercial paper and U.S. government agency and corporate securities of $6.1 million. The Company had the ability and intent to hold these investments until maturity and therefore has classified the investments as held-to-maturity. Due to the short-term nature of those investments, unrealized gains and losses had been deemed temporary and therefore not recognized in the accompanying financial statements. Income generated from short-term investments was recorded to interest income.

The fair value guidance requires fair value measurements be classified and disclosed in one of the following three categories:

·	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
·	Level 2: Quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability;
·	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).
The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2011 and 2012 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2011
Assets:
Cash and cash equivalents	$9,244	$—	$—	$9,244
Short-term investments
U.S. government agency funds.	4,021	—	—	4,021
Corporate securities	2,045	—	—	2,045
Short-term investments	6,066	—	—	6,066
	$15,310	$—	$—	$15,310

Liabilities:
Warrant liability	$—	$—	$2,511	$2,511

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2012:
Assets:
Cash and cash equivalents		$7,536	$—	$—	$7,536
Short-term investments		—	—	—	—
		$7,536	$—	$—	$7,536
Liabilities:
Derivative liability		$—	$—	$2,449	$2,449
Embedded derivative liability		—	—	276	276
Warrant liability		—	—	6,178	6,178
	$		$—	$8,903	$8,903

The reconciliation of derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Call Option
Balance at January 1, 2012	$—
Issuance of derivative	3,181
Change in fair value of derivative liability	(732)
Balance at December 31, 2012	$2,449

The fair value of the derivative liability is based on Level 3 inputs. For this liability, the Company developed its own assumptions that do not have observable inputs or available market data to support the fair value. See Note 12 for further discussion of the derivative liability.

The reconciliation of the Demand Note Exchange Right and the Conversion Option measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	Demand Note Exchange Right	Conversion Option	Total Embedded Derivatives
Balance at January 1, 2012	$—	$—	$—
Issuance of derivative	310	488	798
Exercise of exchange right	(310)	—	(310)
Change in fair value of derivative liability	—	(212)	(212)
Balance at December 31, 2012	$—	$276	$276